Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
ASSETS:
Leasing equipment, net of accumulated depreciation of $3,569,054 and $4,776,485	$ 6,721,587	$ 8,639,136
Net investment in finance leases	1,552,517	1,585,812
Equipment held for sale	115,043	101,696
Revenue earning assets	8,389,147	10,326,644
Cash and cash equivalents	33,096	58,227
Restricted cash	73,587	111,489
Accounts receivable, net of allowances of $1,447 and $1,317	188,730	232,420
Goodwill	236,665	236,665
Other assets	33,428	33,782
Fair value of derivative instruments	78,882	104,176
Total assets	9,033,535	11,103,403
LIABILITIES AND SHAREHOLDERS' EQUITY:
Equipment purchases payable	14,938	4,855
Fair value of derivative instruments	215	697
Deferred revenue	164,064	184,760
Accounts payable and other accrued expenses	115,041	87,694
Net deferred income tax liability	401,828	410,524
Debt, net of unamortized costs of $38,177 and $48,743	5,942,422	7,605,720
Total liabilities	6,638,508	8,294,250
Shareholders' equity:
Undesignated shares, $0.01 par value, 20,800,000 shares authorized, no shares issued and outstanding	0	0
Additional paid-in capital (deficit)	888,798	(304,274)
Accumulated earnings	555,720	2,289,072
Accumulated other comprehensive income (loss)	69,497	93,343
Total shareholders' equity	2,395,027	2,809,153
Total liabilities and shareholders' equity	9,033,535	11,103,403
Preferred Shares
Shareholders' equity:
Preferred shares, $0.01 par value, at liquidation preference	880,000	730,000
Designated Common Stock
Shareholders' equity:
Common shares, $0.01 par value, 250,000,000 shares authorized, 101,158,891 shares issued and outstanding	$ 1,012	$ 1,012